Reverse Merger - Calculation of Total Purchase Price (Details) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended	12 Months Ended
	Dec. 18, 2023	Sep. 30, 2024	Dec. 31, 2023
Business Acquisition [Line Items]
Contingent consideration liability		$ 1,200	$ 1,300
Neoleukin
Business Acquisition [Line Items]
Number of common shares and pre-funded warrants of the combined company to be owned by Neoleukin stockholders (in shares)	2,777,017
Multiplied by the fair value per share of Neoleukin common stock (in dollars per share)	$ 13.76
Fair value of Neoleukin common stock issued	$ 38,212
Transaction costs	4,140
Contingent consideration liability	1,287
Total purchase price	$ 43,639